Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2014
Long-term debt [Line Items]
Vehicle capital leases	$ 36	$ 32
Less current portion	(39)	(39)	(43)
Total long-term debt	3,020	3,867	3,881
Senior Secured Term Loan Facility Maturing In 2017 (Tranche B)
Long-term debt [Line Items]
Long-term debt		991
Senior Secured Term Loan Facility Maturing In 2017 (Tranche C)
Long-term debt [Line Items]
Long-term debt		1,198
Senior Secured Term Loan Facility Maturing In 2021 [Member]
Long-term debt [Line Items]
Long-term debt	1,807
7% 2020 Notes [Member]
Long-term debt [Line Items]
Long-term debt	488	750
Interest rate (as a percent)	7.00%			7.00%
8% 2020 Notes [Member]
Long-term debt [Line Items]
Long-term debt	391	602
Interest rate (as a percent)	8.00%			8.00%
7.10% Notes Maturing In 2018 [Member]
Long-term debt [Line Items]
Long-term debt	73	71
7.45% Notes Maturing In 2027 [Member]
Long-term debt [Line Items]
Long-term debt	161	159
7.25% Notes Maturing In 2038 [Member]
Long-term debt [Line Items]
Long-term debt	64	63
Other [Member]
Long-term debt [Line Items]
Long-term debt	$ 39	$ 40